Summary of Significant Accounting Policies - Impairment of long-lived assets and Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Goodwill [Line Items]
Impairment of long-lived assets	¥ 46,000	$ 6,578	¥ 23,152	¥ 76,616
Impairment of goodwill	(84,431)	$ (12,073)	¥ 0	¥ 0
Express Delivery Reporting Unit
Goodwill [Line Items]
Impairment of goodwill	0
Freight Forwarding Reporting Unit
Goodwill [Line Items]
Impairment of goodwill	¥ (84,430)